Average Annual Total Returns - Retail Class - Transamerica SmallMid Cap Value	A 1 Year	A 5 Years	A 10 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C 10 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 10 Years	R6 Since Inception	R6 Inception Date	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(2.44%)	8.34%	8.68%		Apr. 02, 2001	(2.56%)	6.40%	6.88%		(1.37%)	6.08%	6.58%		1.55%	8.82%	8.57%		Nov. 11, 2002	3.64%	9.96%	9.70%		Nov. 30, 2009	3.79%	10.08%		7.63%	May 29, 2015	4.88%	[1]	9.43%	[1]	9.33%	[1]	6.67%	[1]

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